Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Disclosure of detailed information of long-term debt, activity [Table Text Block]
	2025	2024
	$	$

Balance - Beginning of period	93,900	145,080
Increase in revolving credit facility	10,437	35,000
Repayment of revolving credit facility	(105,372)	(84,721)
Foreign exchange revaluation impact	1,035	(1,459)

Balance - End of period	-	93,900

Current portion	-	-
Non-current portion	-	93,900
	-	93,900